Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings [Abstract]
Short-term borrowings

12. Short-term borrowings

Balances as of December 31, 2010

The Group’s short term borrowing of $729 as of December 31, 2010 represents two short-term bank loans of $559 and $170. The short-term loan of $559 bears interest at 6% per annum and matured on April 13, 2011. The loan of $170 bears interest at 14.23% per annum and matured on September 21, 2011. Total interest expense for the two short-term bank loans is $45 for the year ended December 31, 2010.

Balances as of December 31, 2011

The balance is zero as of December 31, 2011 due to deconsolidation of the VIE. Interest expenses for 2011 is $89.